Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005534
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	PRSIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying alternatives strategy contributed for the trailing one-year period, as did selection in the underlying U.S. small-cap core equity strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,628	9,945	9,696
2015	9,781	9,988	9,818
2016	9,461	10,164	9,624
2016	9,970	10,299	10,085
2016	10,315	10,539	10,417
2016	10,196	10,205	10,284
2017	10,641	10,308	10,661
2017	10,973	10,462	10,913
2017	11,272	10,591	11,137
2017	11,561	10,533	11,409
2018	11,692	10,360	11,432
2018	11,686	10,423	11,452
2018	11,831	10,480	11,673
2018	11,529	10,391	11,388
2019	11,927	10,689	11,763
2019	12,039	11,090	11,893
2019	12,455	11,546	12,317
2019	12,754	11,513	12,693
2020	12,642	11,937	12,622
2020	12,594	12,134	12,777
2020	13,632	12,293	13,617
2020	14,138	12,351	14,101
2021	14,666	12,102	14,336
2021	15,200	12,085	14,929
2021	15,559	12,283	15,299
2021	15,308	12,209	15,046
2022	14,779	11,782	14,618
2022	14,006	11,091	13,819
2022	13,599	10,868	13,349
2022	13,652	10,641	13,418
2023	13,711	10,637	13,441
2023	13,947	10,854	13,634
2023	14,304	10,738	13,926
2023	14,471	10,767	14,021
2024	15,294	10,991	14,739
2024	15,657	10,995	14,921
2024	16,268	11,522	15,741
2024	16,607	11,507	15,975
2025	16,689	11,629	16,062
2025	16,808	11,596	16,265

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Spectrum Conservative Allocation Fund (Investor Class)	7.35%	5.94%	5.33%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.01	4.95	4.98

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,923,989,000
Holdings Count | Holding	1,799
Advisory Fees Paid, Amount	$ 4,000,000
InvestmentCompanyPortfolioTurnover	45.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,923,989 Number of Portfolio Holdings1,799
Holdings [Text Block]
Common Stocks	33.8%
Bond Funds	24.5
Equity Funds	11.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Private Investment Companies	6.5
Corporate Bonds	4.8
U.S. Government & Agency Mortgage-Backed Securities	3.9
Asset-Backed Securities	1.4
Short-Term and Other	5.8

Largest Holdings [Text Block]
Blackstone Partners Offshore Fund	6.5%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	6.0
T. Rowe Price International Bond Fund (USD Hedged) - I Class	6.0
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
U.S. Treasury Notes	4.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.2
T. Rowe Price Institutional Emerging Markets Equity Fund	3.0
U.S. Treasury Bonds	2.9
T. Rowe Price Real Assets Fund - I Class	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169940
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	I Class
Trading Symbol	PPIPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific Morningstar Moderately Conservative Target Risk Index, the fund had some contributing factors that had a positive impact on relative returns. Security selection in the underlying alternatives strategy contributed for the trailing one-year period, as did selection in the underlying U.S. small-cap core equity strategy. The fund’s allocations to these strategies outpaced their respective style-specific benchmarks, which added value on a relative basis.

  On the negative side, security selection dragged on relative returns overall. Selection among U.S. large-cap core equities was a leading detractor during the period as this allocation trailed its style benchmark. Additionally, diversifying exposure to real assets equities detracted.

  The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. It is designed to provide investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, with an emphasis on the roles of broad diversification, fundamental research, tactical allocation, and risk management.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
5/31/16	510,917	504,500	510,386
8/31/16	528,605	516,220	527,162
11/30/16	522,770	499,861	520,428
2/28/17	545,583	504,920	539,547
5/31/17	562,631	512,464	552,260
8/31/17	577,985	518,763	563,632
11/30/17	593,132	515,928	577,382
2/28/18	600,125	507,470	578,556
5/31/18	599,838	510,544	579,534
8/31/18	607,253	513,319	590,757
11/30/18	592,070	509,004	576,311
2/28/19	612,510	523,556	595,312
5/31/19	618,620	543,220	601,851
8/31/19	640,312	565,536	623,328
11/30/19	655,667	563,931	642,364
2/29/20	649,924	584,721	638,778
5/31/20	647,760	594,368	646,626
8/31/20	701,195	602,146	689,127
11/30/20	727,214	605,007	713,637
2/28/21	754,773	592,811	725,509
5/31/21	782,255	591,961	755,502
8/31/21	801,099	601,638	774,222
11/30/21	788,170	598,029	761,451
2/28/22	760,897	577,136	739,786
5/31/22	721,783	543,290	699,347
8/31/22	700,774	532,354	675,557
11/30/22	703,958	521,244	679,034
2/28/23	707,211	521,028	680,220
5/31/23	719,228	531,648	689,989
8/31/23	738,302	526,001	704,760
11/30/23	747,164	527,394	709,545
2/29/24	789,918	538,363	745,884
5/31/24	808,610	538,589	755,115
8/31/24	840,726	564,382	796,616
11/30/24	858,072	563,653	808,433
2/28/25	862,990	569,633	812,838
5/31/25	869,042	567,990	823,117

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/23/16
Spectrum Conservative Allocation Fund (I Class)	7.47%	6.05%	6.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.40
Morningstar Moderately Conservative Target Risk Index (Strategy Benchmark)	9.01	4.95	5.58

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,923,989,000
Holdings Count | Holding	1,799
Advisory Fees Paid, Amount	$ 4,000,000
InvestmentCompanyPortfolioTurnover	45.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,923,989 Number of Portfolio Holdings1,799
Holdings [Text Block]
Common Stocks	33.8%
Bond Funds	24.5
Equity Funds	11.7
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Private Investment Companies	6.5
Corporate Bonds	4.8
U.S. Government & Agency Mortgage-Backed Securities	3.9
Asset-Backed Securities	1.4
Short-Term and Other	5.8

Largest Holdings [Text Block]
Blackstone Partners Offshore Fund	6.5%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	6.0
T. Rowe Price International Bond Fund (USD Hedged) - I Class	6.0
T. Rowe Price Dynamic Global Bond Fund - I Class	5.7
U.S. Treasury Notes	4.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.2
T. Rowe Price Institutional Emerging Markets Equity Fund	3.0
U.S. Treasury Bonds	2.9
T. Rowe Price Real Assets Fund - I Class	2.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless